Retirement Plans (Details) - Schedule of Accompanying Consolidated Balance Sheet - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accompanying Consolidated Balance Sheet [Abstract]
Projected benefit obligation		$ 2,299,970
Fair value of plan assets		1,743,674
Overfunded (underfunded) status	$ (321,132)	$ (556,296)